Segment Information	12 Months Ended
Nov. 30, 2021
Segment Reporting [Abstract]
Segment Information	Segment Information
Our operating segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the President and Chief Executive Officer of Carnival Corporation and Carnival plc. The CODM assesses performance and makes decisions to allocate resources for Carnival Corporation & plc based upon review of the results across all of our segments. Our four reportable segments are comprised of (1) NAA cruise operations, (2) EA cruise operations, (3) Cruise Support and (4) Tour and Other.

The operating segments within each of our NAA and EA reportable segments have been aggregated based on the similarity of their economic and other characteristics. Our Cruise Support segment includes our portfolio of leading port destinations and other services, all of which are operated for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and other operations.

	As of and for the years ended November 30,
(in millions)	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2021
NAA	$1,108	$2,730	$953	$1,352	$(3,928)		$2,397	$25,606
EA	712	1,807	568	728	(2,617)	(a)	515	16,088
Cruise Support	42	55	335	129	(477)		660	11,014
Tour and Other	46	63	27	23	(67)		35	637
	$1,908	$4,655	$1,885	$2,233	$(7,089)		$3,607	$53,344
2020
NAA	$3,627	$5,623	$1,066	$1,413	$(5,794)	(b)	$1,430	$25,257
EA	1,790	2,548	523	672	(2,729)	(c)	2,036	16,505
Cruise Support	68	(10)	262	128	(313)		144	11,135
Tour and Other	110	84	27	28	(29)		11	696
	$5,595	$8,245	$1,878	$2,241	$(8,865)		$3,620	$53,593
2019
NAA	$13,612	$8,370	$1,427	$1,364	$2,451		$2,781	$27,102
EA	6,650	4,146	744	645	1,115		2,462	15,473
Cruise Support	173	125	281	115	(347)		143	1,861
Tour and Other	390	268	28	36	56		43	623
	$20,825	$12,909	$2,480	$2,160	$3,276		$5,429	$45,058

(a)    Includes $226 million of goodwill impairment charges.
(b)    Includes $1.3 billion of goodwill impairment charges.
(c)    Includes $777 million of goodwill impairment charges.

Revenues by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2021	2020	2019
North America	$1,066	$3,084	$11,502
Europe	811	1,643	6,318
Australia and Asia	18	687	2,632
Other	14	180	373
	$1,908	$5,595	$20,825
Substantially all of our long-lived assets consist of our ships and move between geographic areas.